SCHEDULE OF WARRANT ACTIVITY (Details)	12 Months Ended
Sep. 30, 2021 shares
Equity [Abstract]
Number of Warrants, Outstanding, Beginning
Weighted Average Exercise Price, Outstanding, Beginning
Weighted Average Remaining Contractual Term, Outstanding, Beginning
Fair Value, Outstanding, Beginning
Number of Warrants, Granted	101,200
Weighted Average Exercise Price, Granted	5.00
Number of Warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Outstanding, Ending	101,200
Weighted Average Exercise Price, Outstanding, Ending	5.00
Weighted Average Remaining Contractual Term, Outstanding, Ending	4.75
Fair Value, Outstanding, Ending
Number of Warrants, Exercisable, Ending	101,200
Weighted Average Exercise Price, Exercisable, Ending	5.00
Weighted Average Remaining Contractual Term, Exerciusable, Ending	4.75
Fair Value, Exercisable, Ending